Capital management	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Capital management
13.	Capital management

The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	July 31 2019(1)	April 30 2019(1)	October 31 2018(1)
Capital
Common Equity Tier 1 capital	$46,565	$46,193	$44,443
Net Tier 1 capital	51,371	51,709	50,187
Total regulatory capital	61,546	60,855	57,364
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets(1)(2)	$417,058	$415,212	$400,507
Tier 1 risk-weighted assets(1)(2)	417,058	415,212	400,680
Total risk-weighted assets(1)(2)	417,058	415,212	400,853
Leverage exposures	1,211,612	1,204,111	1,119,099
Capital ratios
Common Equity Tier 1 capital ratio	11.2%	11.1%	11.1%
Tier 1 capital ratio	12.3%	12.5%	12.5%
Total capital ratio	14.8%	14.7%	14.3%
Leverage ratio	4.2%	4.3%	4.5%
(1)

In accordance with OSFI’s requirements, effective January 31, 2019, CVA risk-weighted assets have been fully phased-in. In the prior year, CVA RWA were calculated using scalars of 0.80, 0.83 and 0.86 to compute the CET1 capital ratio, Tier 1 capital ratio and Total capital ratio, respectively.

(2)	As at July 31, 2019, April 30, 2019, and October 31, 2018, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.

The Bank substantially exceeded the OSFI minimum capital ratios as at July 31, 2019, including the Domestic Stability Buffer requirement.